13. Commitments and Contingency: Operating Leases: Long-term Purchase Commitment (Tables)	3 Months Ended
Dec. 31, 2012
Tables/Schedules
Long-term Purchase Commitment
2013	$180,765
2014	156,215
2015	158,911
2016	103,580
$599,471